Inventory Purchase Commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Beginning balance	¥ (1,330,716)	$ (193,545)	¥ (1,412,748)	¥ (1,322,448)
(Additions)/reversal - foreign exchange	(67,002)	(9,745)	82,032	(90,300)
Ending balance	¥ (1,397,718)	$ (203,290)	¥ (1,330,716)	¥ (1,412,748)